Financial commitments and contingent liabilities	12 Months Ended
Mar. 31, 2018
Financial Commitments [Abstract]
Financial commitments and contingent liabilities

30. Financial commitments and contingent liabilities

Financial commitments were as follows:

At 31 March	2018 £m	2017 £m

Capital commitments	993	889
Other commitments	362	367
Device purchase commitments	262	423
TV programme rights commitments	2,823	2,644
Total	4,440	4,323

TV programme rights commitments, mainly relating to football broadcast rights, are those for which the licence period has not yet started.

Future minimum operating lease payments were as follows:

Payable in the year ending 31 March:	2018 £m	2017 £m

2018	–	650
2019	600	610
2020	550	558
2021	513	532
2022	486	505
2023	463	475
Thereafter	3,985	3,830
Total future minimum operating lease payments	6,597	7,160

Operating lease commitments were mainly in respect of land and buildings which arose from a sale and operating leaseback transaction in 2001. Leases have an average term of 14 years (2016/17: 15 years) and rentals are fixed for an average of 14 years (2016/17: 15 years).

Other than as disclosed below, there were no contingent liabilities or guarantees at 31 March 2018 other than those arising in the ordinary course of the group’s business and on these no material losses are anticipated. We have insurance cover to certain limits for major risks on property and major claims in connection with legal liabilities arising in the course of our operations. Otherwise, the group generally carries its own risks.

Commitments and guarantees

BDUK

Under the Broadband Delivery UK programme, grants received by the group may be subject to reinvestment or repayment to the local authority depending on the level of take-up.

Telefónica UK Limited leases

We’ve provided guarantees relating to certain leases entered into by Telefónica UK Limited (formerly O2 UK Limited) prior to the demerger of mmO2 from BT on 19 November 2001. mmO2 plc (now part of the Telefónica Group) has given BT a counter indemnity for these guarantees. There is no exposure in the event of credit default in respect of amounts used to defease future lease obligations. The guarantee lasts until Telefónica UK Limited has discharged all its obligations.

Legal proceedings

The group is involved in various legal proceedings, including actual or threatened litigation, and government or regulatory investigations. However, save as disclosed below, the group does not currently believe that there are any legal proceedings, or government or regulatory investigations that may have a material adverse impact on the operations or financial condition of the group. In respect of each of the claims below, the nature and progression of such proceedings and investigations can make it difficult to predict the impact they will have on the group. There are many reasons why we cannot make these assessments with certainty, including, among others, that they are in early stages, no damages or remedies have been specified, and/or the often slow pace of litigation.

Italian business

Following the group’s announcement with respect to our investigation into our Italian business in January 2017, three purported securities class action complaints were filed against the company and certain current and former officers in United States courts. The two actions brought in New York have since been voluntarily dismissed by the plaintiffs in those actions. On 21 November 2017, the lead plaintiff in the District of New Jersey action filed an amended complaint brought on behalf of purchasers of BT Group ADRs between May 2013 and January 2017, regarding allegations that the company made materially false and/or misleading statements during the class period. On 22 January 2018 we filed our motion to dismiss the amended complaint and the plaintiffs filed their reply to that motion on 23 March 2018. We filed our response to their reply on 7 May 2018 and expect the court to schedule oral argument on the motion.

30. Financial commitments and contingent liabilities continued

The issues in Italy have also resulted in engagement with certain of our regulators and other authorities. We are cooperating fully with these bodies.

Phones 4U

In December 2016, the administrators of Phones 4U Limited (P4U) started legal proceedings in the High Court in the United Kingdom against EE, claiming payments under a retail trading agreement for sums then due in respect of revenues (net of costs) from certain customers prior to P4U entering administration. This sharing of revenue under the retail trading agreement was due to continue until September 2019, with related payments continuing until April 2021. On 8 May 2018 we reached a confidential agreement with the administrators of P4U to settle this matter. This settlement is in line with the accruals we held to cover potential payments required by EE.

Since 2015 the administrators have separately made allegations that EE and other mobile network operators colluded to procure P4U’s insolvency. We dispute these allegation vigorously and to date no proceedings have been issued.

Hutchinson 3G Limited

In May 2016, Hutchinson 3G Limited (H3G) brought legal proceedings in the High Court in the United Kingdom against EE, alleging breach of contract relating to alleged delays in the roll out of certain free carrier coverage to H3G. H3G is entitled to this free carrier coverage under arrangements agreed following the merger of Orange and T-Mobile, predecessors of EE. H3G claimed damages relating to loss of business of £167m. During the year the parties have resolved this matter to their mutual satisfaction and have discontinued the High Court proceedings.

Brazilian tax claims

The Brazilian state tax authorities have made tax demands against certain Brazilian subsidiaries relating to the Tax on Distribution of Goods and Services (ICMS), an indirect tax imposed on the provision of telecommunications services in Brazil. The state tax authorities are seeking to impose ICMS on revenues earned on activities that the company does not consider as being part of the provision of telecommunications services, such as equipment rental and managed services. We have disputed the basis on which ICMS is imposed and the rate which the tax authorities are seeking to apply. We currently have 32 ICMS cases with a current potential value of £219m all covering assessments made for the period up to 2012, except for one case valued at £1.2m that covers the period 2013 to 2016. The judicial process is likely to take many years. There are eight cases, worth approximately £43m, that are pending appeal before the Sao Paulo Court of Appeal. A hearing for these eight cases took place on 21 February 2018 and a further hearing will take place in the coming months.

Regulatory matters

In respect of regulatory risks, the group provides for anticipated costs where an outflow of resources is considered probable and a reasonable estimate can be made of the likely outcome. Estimates are used in assessing the likely value of the regulatory risk. The ultimate liability may vary from the amounts provided and will be dependent upon the eventual outcome of any settlement.

We hold provisions for regulatory risks. These provisions cover the following issues:

Deemed Consent

Deemed Consent is an agreed process between Openreach and its Communications Provider (CP) customers, which allows Openreach to halt the installation and reschedule the delivery date for providing dedicated business services (known as Ethernet) in a number of specific circumstances where it is beyond its control. Ofcom found that Openreach had breached its contractual and regulatory obligations by inadequately and retrospectively applying Deemed Consent to reduce compensation payments to CPs between January 2013 and December 2014.

We continue to estimate the total compensation payments will amount to around £300m. However, the precise amount will result from discussions with affected parties, and could result in lower or higher payments.

Other regulatory matters

The remaining provision reflects management’s estimates of regulatory risks across a range of issues, including price and service issues. The precise outcome of each matter depends on whether it becomes an active issue, and the extent to which negotiation or regulatory decisions will result in financial settlement.